18. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
2014	$ 105,611	$ 78,396
2015	65,292	81,348
2016	38,008	57,012
2017		23,755
2018
Beyond
Total	$ 208,911	$ 240,511